Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	true
Insider Trading Policies and Procedures Not Adopted
No Insider Trading, Hedging, Short Selling or Pledging.
 Nucor’s Trading Policy governs the purchase, sale, and other dispositions of Nucor securities by our directors, officers and employees, and by the Company. We believe this policy is reasonably designed to promote compliance with insider trading laws, rules and regulations and listing standards applicable to the Company. Nucor’s Trading Policy also prohibits any hedging or short selling (profiting if the market price decreases) of Nucor securities by any director, officer or general manager of Nucor or any other employee of the Company whose function and responsibilities provide access to material, non-public information about Nucor. The Trading Policy also prohibits such persons from pledging Nucor securities as collateral in a margin account with a broker-dealer. A copy of the policy is available on our website at www.nucor.com/esg and is filed as Exhibit 19 to our Annual Report on Form 10-K for the year ended December 31, 2024.